Indonesia	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Indonesia

Note 14 – Indonesia

In December 2012, we signed a farm-out agreement with the operator of the Budong PSC to acquire an additional 7.1 percent participating interest and to become operator of the Budong PSC. Approval of the assignment of interest was approved by the Government of Indonesia on April 9, 2013. Approval of the transfer of operatorship was received from SKK Migas, the Special Task Force for oil and gas upstream sector, on March 25, 2013.

Closing of this acquisition increased our participating ownership interest in the Budong PSC to 71.5 percent with our cost sharing interest becoming 72 percent until first commercial production. The consideration for this transaction is that we will fund 100 percent of the costs of the first exploration well of the four-year extension to the Budong PSC. If the exploration well is not drilled within 18 months of the date of approval from the Government of Indonesia of this transaction (October 9, 2014), our partner has the right to give notice that the consideration be paid in cash, or $3.2 million.

The Budong PSC originally covered 0.75 million acres. However, pursuant to the request for extension of the initial exploration term, the contract area held by the Budong PSC at the beginning of the extension period should be reduced, per the terms of the Budong PSC, from the current 55 percent to 20 percent of the original contract area. If the full amount of the relinquishment is required, 0.3 million acres would remain in the Budong PSC contract area. In January 2013, our partner, on our behalf, submitted a relinquishment proposal of 10 percent to SKK Migas. SKK Migas approved the 10 percent relinquishment request on May 6, 2013. The Budong PSC currently covers 0.6 million acres, or 45 percent of the original contract area. An additional 0.3 million acres is subject to relinquishment in January 2014. The retained area contains all the areas of geological interest to the Budong PSC partners.

We have satisfied all work commitments for the current exploration phase of the Budong PSC. However, the extension of the initial exploration term includes an exploration well, which if not drilled by January 2016, results in the termination of the Budong PSC.

Operational activities during the three months ended March 31, 2013 included continued work on an exploration program targeting the Pliocene and Miocene targets encountered in the previous two wells. Land acquisition, tender prequalification and environmental studies are on-going.

The Budong PSC represents $5.3 million of unproved oil and gas properties on our March 31, 2013 consolidated condensed balance sheet (December 31, 2012: $5.3 million).

Note 14 – Indonesia

In 2007, we entered into a Farmout Agreement to acquire a 47 percent interest in the Budong PSC located mostly onshore West Sulawesi, Indonesia. In April 2008, the Government of Indonesia approved the assignment to us of the 47 percent interest in the Budong PSC. Our partner is the operator through the exploration phase as required by the terms of the Budong PSC, and we have an option to become operator, if approved by the Government of Indonesia and SKK Migas in any subsequent development and production phase.

We acquired our original 47 percent interest in the Budong PSC by committing to fund the first phase of the exploration program up to a cap of $17.2 million, including the acquisition of 2-D seismic and drilling of the first two exploration wells under a Farmout Agreement with our partner in the Budong PSC. Prior to drilling the first exploration well, our partner had a one-time option to increase the level of the carried interest to a maximum of $20.0 million. On September 15, 2010, our partner exercised their option to increase the carry obligation by $2.7 million to a total of $19.9 million. The additional carry increased our ownership by 7.4 percent to 54.4 percent. On March 3, 2011, the Government of Indonesia approved this change in ownership interest.

On January 5, 2011, we exercised our first refusal right to a proposed transfer of interest by the operator to a third party, which allowed us to acquire an additional 10 percent ownership in the Budong PSC at a cost of $3.7 million payable ten business days after completion of the first exploration well. The $3.7 million was paid on April 18, 2011. Closing of this acquisition increased our participating ownership interest in the Budong PSC to 64.4 percent with our cost sharing interest becoming 64.51 percent until first commercial production. On August 11, 2011, the Government of Indonesia approved this change in ownership interest.

The initial exploration term of the Budong PSC was due to expire on January 15, 2013. In September 2012, the operator of the Budong PSC, on behalf of us and the other co-venturer, submitted a request to BPMIGAS under the terms of the Budong PSC for a four-year extension of the initial six-year exploration term of the Budong PSC. In January 2013, we received written approval from SKK Migas of the four-year extension of the initial six-year exploration term.

In November 2012, the Indonesia constitutional court declared BPMIGAS, Indonesia’s oil and gas regulatory authority, to be unconstitutional. In January 2013, SKK Migas, the Special Task Force for oil and gas upstream sector, was formed to replace BPMIGAS.

In December 2012, we signed a farmout agreement with the operator of the Budong PSC to acquire an additional 7.1 percent participating interest and to become operator of the Budong PSC. We assumed the role of interim operator effective January 16, 2013. Closing of this acquisition will increase our participating ownership interest in the Budong PSC to 71.5 percent with our cost sharing interest becoming 72 percent until first commercial production. The consideration for this transaction is that we will fund 100 percent of the costs of the first exploration well of the four-year extension to the Budong PSC. If the exploration well is not drilled within 18 months of the date of approval from the Government of Indonesia of this transaction, our partner has the right to give notice that the consideration be paid in cash, or $3.2 million. The acquisition of the additional participating interest and the transfer of operatorship are dependent on approval by the Government of Indonesia.

We have satisfied all work commitments for the current exploration phase of the Budong PSC. However, the extension of the initial exploration term includes an exploration well, which if not drilled by January 2016, results in the termination of the Budong PSC.

During the initial exploration period, the Budong PSC covered 1.35 million acres. The Budong PSC includes a ten-year exploration period and a 20-year development phase. Pursuant to the terms of the Budong PSC, at the end of the first three-year exploration phase, 45 percent of the original area was to be relinquished to SKK Migas. In January 2010, 35 percent of the original area was relinquished and ten percent of the required relinquishment was deferred until 2011. In January 2011, the deferred ten percent of the original total contract area was relinquished to SKK Migas. The Budong PSC currently covers 0.75 million acres. However, pursuant to the request for extension of the initial exploration term, the contract area held by the Budong PSC at the beginning of the extension period should be reduced, per the terms of the Budong PSC, from the current 55 percent to 20 percent of the original contract area. If the full amount of the required relinquishment is required, 0.3 million acres would remain in the Budong PSC contract area. In January 2013, our partner, on our behalf, submitted a relinquishment proposal of 10 percent to SKK Migas. The retained area will contain all the areas of geological interest to the Budong PSC partners.

Operational activities during 2012 focused on a review of geological and geophysical data obtained from the drilling of LG-1 and KD-1 wells to upgrade the prospectivity of the block and to define a prospect for potential drilling in 2013. We have completed remapping of both the Lariang and Karama Basins with eight leads in the Lariang Basin and five leads in the Karama Basin having been identified. The identification of these leads is the basis for the four-year extension request of the first six-year exploration term.

The Budong PSC represents $5.3 million of unproved oil and gas properties on our December 31, 2012 balance sheet (2011: $5.3 million).